Interim Consolidated Statements of Cash Flows - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jul. 06, 2019	Jun. 30, 2018	Jul. 06, 2019	Jun. 30, 2018
Operating activities
(Loss) earnings	$ (14)	$ 174	$ (13)	$ 269
Items not affecting cash:
Depreciation and amortization	34	36	69	66
Deferred income tax	11	28	32	31
Explanation of difference between operating lease commitments disclosed applying IAS 17 and lease liabilities recognised at date of initial application of IFRS 16 [text block]	2	0	2	0
Loss on disposal of assets, net	1	0	1	0
Costs on early extinguishment of 2020 Notes	10	0	10	0
Other items	(11)	(5)	7	2
Cash flows from (used in) operations	33	233	108	368
Net change in non-cash operating working capital balances	39	19	(72)	(74)
Net change in taxes receivable and taxes payable	(36)	(2)	(97)	(40)
Cash flows from (used in) operating activities	36	250	(61)	254
Investing activities
Investment in property, plant and equipment	(37)	(61)	(77)	(117)
Investment in intangible assets	(1)	(1)	(1)	(1)
Cash flows from (used in) investing activities	(38)	(62)	(78)	(118)
Financing activities
Common share dividends paid	(24)	(40)	(49)	(81)
Proceeds from issue of bonds, notes and debentures	350	0	350	0
Payments for debt issue costs	(4)	0	(4)	0
Issue of common shares	0	2	0	4
Payments to acquire or redeem entity's shares	0	0	(43)	0
Payments of lease liabilities, classified as financing activities	(3)	0	(6)	0
Accounts receivable securitization drawings	2	0	82	0
Proceeds from borrowings, classified as financing activities	350	0	350	0
Cash flows from (used in) financing activities	321	(38)	330	(77)
Foreign exchange revaluation on cash and cash equivalents held	(6)	(5)	(4)	(2)
Increase during period	313	145	187	57
Balance, beginning of period	2	153	128	241
Balance, end of period	$ 315	$ 298	$ 315	$ 298